PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2024
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [abstract]
PROPERTY, PLANT AND EQUIPMENT	20. PROPERTY, PLANT AND EQUIPMENT

						Group
	Property	Office fixtures and equipment	Computer software	Operating lease assets	Right-of-use assets	Total(1)
	£m	£m	£m	£m	£m	£m
Cost:
At 1 January 2024	924	890	75	635	268	2,792
Additions	35	47	4	304	21	411
Disposals	(20)	(41)	(60)	(223)	(14)	(358)
Other	8	8	1	—	—	17
At 31 December 2024	947	904	20	716	275	2,862
Accumulated depreciation:
At 1 January 2024	227	662	69	147	175	1,280
Charge for the year	21	62	1	75	19	178
Impairment during the year	(5)	(3)	—	—	—	(8)
Disposals	(12)	(34)	(60)	(80)	—	(186)
Other	7	7	—	—	—	14
At 31 December 2024	238	694	10	142	194	1,278
Carrying amount	709	210	10	574	81	1,584

Cost:
At 1 January 2023	893	831	79	722	272	2,797
Additions	89	88	1	85	31	294
Reclassification from assets held for sale	8	—	—	—	—	8
Disposals	(66)	(29)	(5)	(172)	(35)	(307)
At 31 December 2023	924	890	75	635	268	2,792
Accumulated depreciation:
At 1 January 2023	271	625	73	145	157	1,271
Charge for the year	17	63	1	64	30	175
Impairment during the year	—	—	—	—	(11)	(11)
Reclassification from assets held for sale	—	—	—	—	—	—
Disposals	(61)	(26)	(5)	(62)	(1)	(155)
At 31 December 2023	227	662	69	147	175	1,280
Carrying amount	697	228	6	488	93	1,512
(1)Property, plant and equipment includes investment properties of £16m (2023: £17m).
In 2023, right-of-use assets were impaired as part of our transformation. The impairment relates to leasehold properties within the scope of our branch network restructuring programme and head office sites which are either closing or consolidating.